ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	$ 124,171	¥ 853,740		¥ 167,660
Short-term investments	36,769	252,805		293,533
Prepayments and other current assets	23,438	161,147		104,818
Total current assets	219,198	1,507,097		730,465
Long-term investments	1,620	11,140		11,140
Total assets	224,917	1,546,418		763,384
Other current liabilities		2,200
Other non-current liabilities	1,183	8,135
Total liabilities	46,928	322,654		201,158
MEZZANINE EQUITY
Total Mezzanine equity				1,506,930
SHAREHOLDERS' (DEFICIT) EQUITY
Subscription receivable				(2,200)
Additional paid-in capital	369,555	2,540,878		12,121
Accumulated deficit	(201,255)	(1,383,729)		(1,003,638)
Accumulated other comprehensive income	9,755	67,073		47,550
Total shareholders' (deficit) equity	178,063	1,224,276		(946,142)
Total liabilities, mezzanine equity and (deficit) equity	224,917	1,546,418		763,384
Series A convertible preferred shares
MEZZANINE EQUITY
Convertible preferred shares Value				12,922
Series B convertible preferred shares
MEZZANINE EQUITY
Convertible preferred shares Value				57,980
Series C convertible preferred shares
MEZZANINE EQUITY
Convertible preferred shares Value				450,324
Series D convertible preferred shares
MEZZANINE EQUITY
Convertible preferred shares Value				1,263,523
Subscription receivable of convertible preferred shares			$ (42,700)	(277,819)	$ (50,000)	¥ (327,294)
Ordinary shares Class A
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, Value	4	29		25
Ordinary shares Class B
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, Value	4	25
Ordinary shares Class C
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, Value				0
Parent
Current assets:
Cash and cash equivalents	38,231	262,859		1,954
Short-term investments	16,845	115,815		132,880
Prepayments and other current assets	78,328	538,543		34,131
Total current assets	133,404	917,217		168,965
Long-term investments	46,174	317,478		391,823
Total assets	179,578	1,234,695		560,788
Other current liabilities	332	2,284
Other non-current liabilities	1,183	8,135
Total liabilities	1,515	10,419
MEZZANINE EQUITY
Total Mezzanine equity				1,506,930
SHAREHOLDERS' (DEFICIT) EQUITY
Subscription receivable				(2,200)
Additional paid-in capital	369,555	2,540,878		12,121
Accumulated deficit	(201,255)	(1,383,729)		(1,003,638)
Accumulated other comprehensive income	9,755	67,073		47,550
Total shareholders' (deficit) equity	178,063	1,224,276		(946,142)
Total liabilities, mezzanine equity and (deficit) equity	179,578	1,234,695		560,788
Parent | Series A convertible preferred shares
MEZZANINE EQUITY
Convertible preferred shares Value				12,922
Parent | Series B convertible preferred shares
MEZZANINE EQUITY
Convertible preferred shares Value				57,980
Parent | Series C convertible preferred shares
MEZZANINE EQUITY
Convertible preferred shares Value				450,324
Parent | Series D convertible preferred shares
MEZZANINE EQUITY
Convertible preferred shares Value				1,263,523
Subscription receivable of convertible preferred shares				(277,819)
Parent | Ordinary shares Class A
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, Value	4	29		25
Parent | Ordinary shares Class B
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, Value	$ 4	¥ 25		0
Parent | Ordinary shares Class C
SHAREHOLDERS' (DEFICIT) EQUITY
Ordinary shares, Value				¥ 0